Unaudited Condensed Consolidated Balance Sheets (USD $)	Apr. 30, 2015	Jan. 31, 2015	Dec. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 479,000	$ 1,305,000	$ 2,111,000	$ 928,000	$ 360,000	$ 3,000	$ 138,000
Accounts receivable	6,000	1,000	2,000
Inventories	215,000	160,000	138,000
Prepaid expenses and other current assets	672,000	239,000	269,000			36,000
Total current assets	1,372,000	1,705,000	2,520,000			39,000
Property and equipment, net	226,000	234,000	235,000			32,000
Intangible assets	142,000	149,000	150,000			150,000
Other assets	50,000	50,000	50,000			150,000
Restricted cash	35,000	35,000	35,000
Total assets	1,825,000	2,173,000	2,990,000			371,000
Current liabilities:
Accounts payable	1,781,000	1,152,000	486,000			229,000
Accrued expenses and other current liabilities	417,000	59,000
Payroll liabilities	202,000	128,000	199,000			64,000
Related party payables	274,000	218,000	199,000			125,000
Total current liabilities	2,674,000	1,557,000	1,367,000			771,000
Commitments and contingencies (Note 5)
Stockholders' deficit:
Common stock, $0.001 par value; 90,000,000 shares authorized; 12,026,994 and 11,415,416 shares issued and outstanding at April 30, 2015 and January 31, 2015, respectively	12,000	11,000	11,000			7,000
Additional paid in capital	6,336,000	4,416,000	4,372,000			306,000
Accumulated deficit	(14,258,000)	(10,634,000)	(9,490,000)			(1,683,000)
Total stockholders' deficit	(7,910,000)	(6,207,000)	(5,107,000)			(1,370,000)	(46,000)
Total liabilities, convertible redeemable preferred stock and stockholder's deficit	1,825,000	2,173,000	2,990,000			371,000
Series A Convertible Redeemable Preferred Stock
Current liabilities:
Series A convertible redeemable preferred stock, $0.001 par value; 10,000,000 shares authorized; 4,207,987 issued and outstanding at April 30, 2015 and January 31, 2015 (liquidation preference of $8.2 million as of April 30, 2015)	$ 7,061,000	$ 6,823,000	$ 6,730,000